Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted EPS
The components of the numerator for the calculation of basic and diluted LPS are as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Net loss attributable to the parent	(1,219)	(602)	(3,881)	(2,973)
Less: Allocation to participating securities	—	—	—	—
Net loss available to stockholders	(1,219)	(602)	(3,881)	(2,973)
Effect of dilution	—	—	—	—
Diluted net loss available to stockholders	(1,219)	(602)	(3,881)	(2,973)
The components of the denominator for the calculation of basic and diluted LPS are as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Basic loss per share:
Weighted average number of common shares outstanding	100	100	504	505
Diluted loss per share:
Effect of dilution	—	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	100	100	504	505

The basic and diluted loss per share are as follows:

	Successor		Predecessor
(In $)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Basic loss per share	(12.18)	(6.02)	(7.71)	(5.89)
Diluted loss per share	(12.18)	(6.02)	(7.71)	(5.89)